Consolidated Statements of Changes in Equity	USD ($) shares	CAD ($) shares	Share Capital USD ($) shares	Share Capital CAD ($) shares	Share based payments and other reserves USD ($)	Foreign currency translation USD ($)	Investment revaluation USD ($)	Retained earnings USD ($)
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2018 | shares			209,823,000	209,823,000
Shareholders' equity, beginning balance at Dec. 31, 2018	$ 1,263,106,000		$ 923,964,000		$ 35,135,000	$ (103,373,000)	$ 15,462,000	$ 391,918,000
Changes in equity [abstract]
Exercise of share options, including transfer from reserves (in shares) | shares			671,000	671,000
Exercise of share options, including transfer from reserves	$ 2,622,000		$ 3,855,000		(1,233,000)
Share issuance (in shares) | shares	258,000	258,000
Share issuance	$ 0		$ 1,265,000		(1,265,000)
Share based payments expense	3,434,000				3,434,000
Modification of share based payment, net of tax	(36,476,000)				(7,228,000)			(29,248,000)
Foreign currency translation	43,139,000					43,139,000
Change in fair value of investments in equity securities, net of $9,548 tax expense	59,343,000						59,343,000
Dividends declared	$ (35,719,000)							(35,719,000)
Share repurchases (in shares) | shares	(1,127,000)	(1,127,000)	(1,127,000)	(1,127,000)
Share repurchases	$ (42,775,000)	$ (56,675,000)	$ (42,775,000)
Net earnings	$ 560,080,000							560,080,000
Shareholders' equity, ending balance (in shares) at Dec. 31, 2019 | shares	209,624,480	209,624,480	209,625,000	209,625,000
Shareholders' equity, ending balance at Dec. 31, 2019	$ 1,816,754,000		$ 886,309,000		28,843,000	(60,234,000)	74,805,000	887,031,000
Changes in equity [abstract]
Change in fair value of investments in equity securities, tax	9,548,000
Exercise of share options, including transfer from reserves (in shares) | shares			182,000	182,000
Exercise of share options, including transfer from reserves	3,581,000		$ 4,173,000		(592,000)
Share issuance (in shares) | shares			0	0
Reclassification of foreign currency translation	$ 0		$ 0		0	(7,378,000)		7,378,000
Acquisition of Detour Gold Corporation (in shares) | shares	77,217,000	77,217,000
Share based payments expense	$ 3,134,444,000		$ 3,131,451,000		2,993,000
Foreign currency translation	243,738,000					243,738,000
Change in fair value of investments in equity securities, net of $9,548 tax expense	(15,222,000)						(15,222,000)
Dividends declared	$ (153,633,000)							(153,633,000)
Share repurchases (in shares) | shares	(18,925,900)	(18,925,900)	(18,926,000)	(18,926,000)
Share repurchases	$ (732,436,000)		$ (732,436,000)	$ (974,736,000)
Net earnings	$ 787,705,000							787,705,000
Shareholders' equity, ending balance (in shares) at Dec. 31, 2020 | shares	268,097,877	268,097,877	268,098,000	268,098,000
Shareholders' equity, ending balance at Dec. 31, 2020	$ 5,084,931,000		$ 3,289,497,000		$ 31,244,000	$ 176,126,000	$ 59,583,000	$ 1,528,481,000
Changes in equity [abstract]
Change in fair value of investments in equity securities, tax	$ 1,644,000